PGIM TIPS Fund
Schedule of Investments (unaudited) as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 101.3%
U.S. Treasury Obligations
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	01/15/23	11,708	$12,033,583
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/30	6,991	7,103,407
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/31	8,343	8,471,655
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	02/15/51	1,362	1,250,211
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	01/15/25	5,366	5,574,645
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	07/15/29	383	394,631
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	01/15/27	2,602	2,706,330
U.S. Treasury Inflation Indexed Bonds, TIPS	0.500	04/15/24	2,582	2,691,322
U.S. Treasury Inflation Indexed Bonds, TIPS	0.500	01/15/28	3,819	3,990,191
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/26	11,606	12,200,707
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	02/15/43	666	683,849
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/42	3,685	3,893,796
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	01/15/29	9,579	10,257,139
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/48	2,491	2,804,878
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/49	2,480	2,821,011
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	02/15/44	67	79,143
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/40	1,155	1,521,117
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/41	1,037	1,368,792
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/27	3,939	4,477,735
U.S. Treasury Inflation Indexed Bonds, TIPS	3.375	04/15/32	847	1,142,172

Total Long-Term Investments (cost $87,750,230)				85,466,314

	Shares
Short-Term Investment 1.7%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $1,400,590)	1,400,590	1,400,590

TOTAL INVESTMENTS 103.0% (cost $89,150,820)		86,866,904
Liabilities in excess of other assets (3.0)%		(2,518,965)

Net Assets 100.0%		$84,347,939

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.

PGIM TIPS Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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